UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litman Gregory Asset Management, LLC
Address: 4 Orinda Way, Suite 200-D
         Orinda, CA  94563

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Ceccarelli
Title:     Chief Compliance Officer
Phone:     925-253-5244

Signature, Place, and Date of Signing:

 /s/  Jennifer Ceccarelli     Orinda, CA     May 06, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $88,980 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     S&P 100 IDX FD   464287101     1800    25551 SH       SOLE                    25551        0        0
ISHARES TR                     CORE S&P500 ETF  464287200     6631    42138 SH       SOLE                    42138        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4674   109291 SH       SOLE                   109291        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440     2643    24622 SH       SOLE                    24622        0        0
ISHARES TR                     RUSSELL 2000     464287655      741     7850 SH       SOLE                     7850        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     3430    52477 SH       SOLE                    52477        0        0
PIMCO ETF TR                   TOTL RETN ETF    72201R775     6471    58944 SH       SOLE                    58944        0        0
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400      271     3872 SH       SOLE                     3872        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     7162    88462 SH       SOLE                    88462        0        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858    46626  1086982 SH       SOLE                  1086982        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     6694   183742 SH       SOLE                   183742        0        0
WISDOMTREE TRUST               EQTY INC ETF     97717W208      576    11249 SH       SOLE                    11249        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     1261    24445 SH       SOLE                    24445        0        0